Acquisitions (Acquisition of DraftDay.com) (Details) $ / shares in Units, $ in Thousands									6 Months Ended
	Oct. 10, 2016 USD ($) shares	Sep. 16, 2016	Jun. 14, 2016 USD ($) shares	May 12, 2016 $ / shares shares	Apr. 13, 2016 shares	Mar. 24, 2016 USD ($)	Dec. 28, 2015	Sep. 08, 2015 USD ($) member $ / shares shares	Dec. 31, 2016 USD ($) $ / shares shares	Nov. 20, 2016 USD ($)	Dec. 31, 2015 USD ($)	Sep. 30, 2016 shares	Jun. 30, 2016 $ / shares shares	Dec. 03, 2015 $ / shares shares	Sep. 29, 2015	Sep. 16, 2013 $ / shares	May 10, 2012 $ / shares shares
Business Acquisition [Line Items]
Common stock, par value (in dollars per share) | $ / shares									$ 0.001				$ 0.001
Number of warrants issued (in shares)																	1,068
Warrants, exercise price per share (in dollars per shares) | $ / shares																$ 2,000	$ 12,800
Common stock, shares issued (in shares)									3,244,275				3,023,753
Common stock issued to settle notes | $						$ 825			$ 30,175		$ 0
Preferred stock issued to settle note | $									$ 7,600		$ 0
Number of shares issued (in shares)														437,500
DraftDay
Business Acquisition [Line Items]
Number of shares issued in acquisition (in shares)								67,879
Notes issued to sellers | $								$ 2,250
MGT Sports | DraftDay
Business Acquisition [Line Items]
Number of shares issued in acquisition (in shares)								63,647
Common stock, par value (in dollars per share) | $ / shares								$ 0.001
Third Parties | DraftDay
Business Acquisition [Line Items]
Number of shares issued in acquisition (in shares)								4,232
Number of warrants issued (in shares)								150
Promissory Note
Business Acquisition [Line Items]
Stated interest rate (as a percent)								5.00%							5.00%
Promissory Note due September 29, 2015 | Promissory Note
Business Acquisition [Line Items]
Notes issued to sellers | $								$ 250
Promissory Note due September 29, 2015 | Promissory Note | MGT Sports | DraftDay
Business Acquisition [Line Items]
Notes issued to sellers | $								234
Promissory Note due September 29, 2015 | Promissory Note | Third Parties | DraftDay
Business Acquisition [Line Items]
Notes issued to sellers | $								16
Promissory Note due March 8, 2016 | Promissory Note | MGT Sports | DraftDay
Business Acquisition [Line Items]
Notes issued to sellers | $								1,875
Promissory Note due March 8, 2016 | Promissory Note | Third Parties | DraftDay
Business Acquisition [Line Items]
Notes issued to sellers | $								125
Promissory Note due September 8, 2015 | Promissory Note
Business Acquisition [Line Items]
Notes issued to sellers | $								$ 2,000
Conversion of MGT Sports Convertible Securities
Business Acquisition [Line Items]
Payment of interest | $	$ 16
DraftDay Gaming Group
Business Acquisition [Line Items]
Common stock, shares issued (in shares)								11,250
Number of board members | member								3
Number of board members designated by parent | member								2
Number of board members designated by affiliate | member								1
Transfers to related party | $										$ 550
DraftDay Gaming Group | MGT Sports | DraftDay
Business Acquisition [Line Items]
Number of shares issued in acquisition (in shares)								2,550
Number of warrants issued (in shares)								1,500
Warrants, exercise price per share (in dollars per shares) | $ / shares								$ 400
DraftDay Gaming Group | Third Parties | DraftDay
Business Acquisition [Line Items]
Number of shares issued in acquisition (in shares)								150
Number of warrants issued (in shares)								350
Warrants, exercise price per share (in dollars per shares) | $ / shares								$ 400
Affiliated Entity
Business Acquisition [Line Items]
Shares issued, price per share (in dollars per share) | $ / shares														$ 9.40
Affiliated Entity | DraftDay Gaming Group | Sportech
Business Acquisition [Line Items]
Common stock, shares issued (in shares)								9,000
Series D Preferred Stock
Business Acquisition [Line Items]
Preferred stock issued to settle note | $						$ 110
Common Stock
Business Acquisition [Line Items]
Number of shares issued (in shares)	136,304											1,013,068
Reverse stock split, conversion ratio		0.05					0.001
Preferred Stock | Series D Preferred Stock
Business Acquisition [Line Items]
Shares converted (in shares)					110
Preferred Stock | Series A Preferred Stock | DraftDay Gaming Group
Business Acquisition [Line Items]
Shares issued (in shares)				550
Shares issued, price per share (in dollars per share) | $ / shares				$ 1
Preferred Stock | Series A Preferred Stock | DraftDay Gaming Group | Sportech
Business Acquisition [Line Items]
Shares issued (in shares)				450
Shares issued, price per share (in dollars per share) | $ / shares				$ 1					$ 1
Common Stock
Business Acquisition [Line Items]
Shares converted (in shares)					18,332
Second MGT Exchange Agreement
Business Acquisition [Line Items]
Convertible debt | $			$ 940
Debt converted value | $			$ 11
Second MGT Exchange Agreement | Common Stock
Business Acquisition [Line Items]
Issuance of conversion shares (in shares)			132,092